LOANS AND PAYMENT PLAN RECEIVABLES (Details) - USD ($) $ in Thousands		1 Months Ended
		Aug. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Loans [Abstract]
Total Loans			$ 2,582,520	$ 2,018,817
Net of deferred loan fees			13,300	9,300
Single-family Residential Loans [Member]
Loans [Abstract]
Mortgage loans purchased		$ 15,000
Mortgage loans, servicing fee percentage		0.25%
Weighted average interest rate		3.65%
Weighted average remaining contractual maturity		332 months
Real Estate [Member] | Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	[1]		811,719	672,592
Real Estate [Member] | Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	[1]		177,574	136,560
Real Estate [Member] | Construction and Land Development [Member]
Loans [Abstract]
Total Loans	[1]		180,286	143,188
Real Estate [Member] | Other [Member]
Loans [Abstract]
Total Loans	[1],[2]		707,347	538,880
Consumer [Member]
Loans [Abstract]
Total Loans			379,607	291,091
Commercial [Member]
Loans [Abstract]
Total Loans			319,058	231,786
Agricultural [Member]
Loans [Abstract]
Total Loans			$ 6,929	$ 4,720

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.